RELATED PARTY TRANSACTIONS - Compensation to key management (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 7.1	$ 4.2	$ 18.8	$ 9.5
Post-employment benefits	0.1	0.1	0.4	0.4
Expenses related to share-based incentive plans	3.3	0.0	17.0	0.0
Other long-term benefits	0.0	0.1	0.1	0.2
Total	$ 10.5	$ 4.4	$ 36.3	$ 10.1